Property and Equipment, Net (Tables)	9 Months Ended
Jun. 30, 2024
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net consists of the following:

	Estimated Useful Life (years)	June 30, 2024	September 30, 2023
Equipment and furniture	5 – 7	$983	$858
Laboratory equipment	5	837	601
Leasehold improvements	Shorter of estimated useful life or remaining lease term	891	850
Construction in progress		588	584
Property and equipment, gross		3,299	2,893
Less: Accumulated depreciation		(1,384)	(1,034)
Property and equipment, net		$1,915	$1,859